Condensed Consolidated Interim Statement of Cash Flows (unaudited) - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	SFr (7,306,318)	SFr (6,754,579)	SFr (17,390,166)	SFr (8,200,165)	SFr (6,631,901)
Adjustments for:
Depreciation	59,444	23,636	76,357	20,036	30,823
Impairment of intangible assets			1,529,929
Unrealized foreign currency exchange (gain)/loss, net	(33,129)	(318,319)	(279,329)	10,818	21,290
Net interest expense	366,343	170,906	174,593	127,160	1,205
Share based payments	180,808	1,044,912	1,206,303	368,793	226,601
Transaction costs	1,138			219,615
Fair value derivative financial instruments	(450,847)	428,742
Deferred tax (gain)/loss	(47,316)	(10,642)
Employee benefits	56,381	26,101	65,927	80,811	40,150
Revaluation loss/(gain) derivative financial instruments			410,918	2,250,222	(663,725)
Income tax loss/(gain)			21,620	(21,284)	(193,837)
Total	(7,173,496)	(5,389,243)	(14,183,848)	(5,143,994)	(7,169,394)
Changes in:
Inventories	692,855	(196,415)	(839,221)
Other receivables	23,346	(59,446)	(586,612)	254,438	(18,925)
Prepayments	785,834	(66,403)	(719,321)	156,661	(82,948)
Trade and other payables	(419,075)	714,292	2,937,019	(175,878)	(898,088)
Accrued expenses	506,806	78,646	(280,755)	65,303	(224,077)
Net cash used in operating activities	(5,583,730)	(4,918,569)	(13,672,738)	(4,843,470)	(8,393,432)
Cash flows from investing activities
Purchase of property and equipment					(63,600)
Purchase of intangibles	(1,533,568)	(1,988,907)	(3,325,952)	(2,315,232)	(2,955,036)
Cash paid for other non-current financial assets			(179,104)
Interest received				258	17,882
Net cash used in investing activities	(1,533,568)	(1,988,907)	(3,505,056)	(2,314,974)	(3,000,754)
Cash flows from financing activities
Proceeds from offerings and warrant exercises			6,842,940	16,074,996	9,793,643
Transaction costs			(156,817)	(636,858)	(948,615)
Proceeds from equity issuance and public offering	1,618,374	3,894,739
Proceeds from loan	4,988,626			1,522,931
Repayment of loan		(50,000)	(50,000)		(1,463,328)
Repayment of lease liability	(56,682)		(18,700)
Interest paid	(8,413)	(13)	(3,699)		(3,745)
Net cash from financing activities	6,541,905	3,844,726	6,613,724	16,961,069	7,377,955
Net increase/(decrease) in cash and cash equivalents	(575,393)	(3,062,750)	(10,564,070)	9,802,625	(4,016,231)
Cash and cash equivalents at beginning of the period	984,191	11,258,870	11,258,870	1,384,720	5,393,207
Net effect of currency translation on cash	(36,151)	270,878	289,391	71,525	7,744
Cash and cash equivalents at end of the period	SFr 372,647	SFr 8,466,998	SFr 984,191	SFr 11,258,870	SFr 1,384,720